Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of intangible assets [text block] [Abstract]
Schedule of change in the estimated useful lives of these development costs
	Development Costs	Uniden License	E-Wave License	Clear RF Patent + Supplier relationship	Total

Cost:
Balance at December 31, 2019	9,006,249	114,126	1,291,827	-	10,412,202
Additions	1,513,570	-	-	-	1,513,570
Foreign Exchange	20,658	2,417	27,357	-	50,432
Balance at December 31, 2020	10,540,477	116,543	1,319,184	-	11,976,204
Additions	2,769,679	-	-	522,637	3,292,316
Foreign Exchange	$5,370	183	2,073	-	7,626
Balance at December 31, 2021	13,315,526	116,726	1,321,257	522,637	15,276,146

Accumulated Amortization:
Balance at December 31, 2019	3,110,806	74,455	757,437	-	3,942,698
Additions	872,717	20,365	257,175	-	1,150,257
Impairment	293,000	-	-	-	293,000
Foreign Exchange	6,859	2,640	31,632	-	41,131
Balance at December 31, 2020	4,283,382	97,460	1,046,244	-	5,427,086
Additions	469,789	19,418	278,567	29,189	796,963
Impairment	4,339,366	-	-	399,920	4,739,286
Foreign Exchange	(34,020)	(152)	(3,554)	-	(37,726)
Balance at December 31, 2021	9,058,517	116,726	1,321,257	429,109	10,925,609

Net Book Value:
Balance at December 31, 2020	$6,257,095	$19,083	$272,940	-	$6,549,118
Balance at December 31, 2021	$4,257,009	$0	$0	$93,528	$4,350,537